Debt - Narrative (Details) ₫ in Thousands											1 Months Ended	5 Months Ended		12 Months Ended
	Feb. 14, 2025 USD ($)	Oct. 23, 2024 USD ($) D	Oct. 23, 2023 USD ($)	Jun. 13, 2023	Jun. 30, 2022 EUR (€) installment	Jun. 15, 2021 installment	May 15, 2021	Mar. 26, 2020 CHF (SFr)	Feb. 28, 2020 installment	Jul. 03, 2018 EUR (€) installment	Nov. 30, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 CHF (SFr)	Apr. 01, 2023	Jun. 14, 2022 EUR (€)	Jun. 15, 2020 EUR (€)	May 12, 2020 EUR (€)	Mar. 26, 2020 USD ($)	Apr. 30, 2019 USD ($)
Debt Instrument [Line Items]
Indebtedness to related parties, current												$ 84,000		$ 84,000		$ 78,000		₫ 84			₫ 78
Gain on repayment of ExWorks Loan														3,699,000
Interest and amortization of debt discount														224,000		1,013,000	$ 624,000
Indebtedness to related parties, noncurrent												1,324,000		1,324,000		1,387,000
Aggregate amount of non-current debt												2,371,000		2,371,000		1,489,000
Interest expense														224,000		1,013,000	624,000
Proceeds from debt																12,000
Repayment of debt														4,933,000		53,000	276,000
Proceeds from convertible loan issuance																22,500,000	$ 12,990,000
Related Party | Terra Venetures Inc.
Debt Instrument [Line Items]
Indebtedness to related parties, current												83,502		83,502		77,638
Related Party | Peter Ward
Debt Instrument [Line Items]
Indebtedness to related parties, noncurrent												$ 1,324,000		$ 1,324,000
Minimum
Debt Instrument [Line Items]
Fixed interest rates												0.70%		0.70%				0.70%	0.70%	0.70%
Maximum
Debt Instrument [Line Items]
Fixed interest rates												4.30%		4.30%				4.30%	4.30%	4.30%
ExWorks loans
Debt Instrument [Line Items]
Fixed interest rates																												10.00%
Principle loan amount																												$ 4,000,000
Maximum amount of accrued interest that can be added to the principal amount																												80,000
Total debt issue costs																												$ 160,000
Outstanding borrowings																4,030,000
Accrued interest																2,169,417
Final settlement of the loan	$ 2,500,000
Gain on repayment of ExWorks Loan	$ 3,699,417
Production Capacity Investment Loan Agreement
Debt Instrument [Line Items]
Proceeds from loan agreement											$ 2,000,000
Total debt issue costs											$ 511,128
Interest and amortization of debt discount														$ 181,057
Bpifrance Innovation - Research & Development Loan Agreement
Debt Instrument [Line Items]
Fixed interest rates					2.06%
Principle loan amount | €					€ 500,000
Repayment installments | installment					31
Aggregate amount of current debt												$ 117,466		117,466					€ 100,000
Aggregate amount of non-current debt												381,765		381,765					325,000
Interest expense												5,555	€ 4,764
Bpifrance Innovation Loan
Debt Instrument [Line Items]
Fixed interest rates					4.29%
Principle loan amount | €					€ 500,000
Aggregate amount of current debt												84,635		84,635					72,050
Aggregate amount of non-current debt												318,633		318,633					271,255
Interest expense												12,381	10,618
Loan repayable period					7 years
Effective interest rate (as a Percentage)					5.25%
PGE loan - CIC Lyonnaise de Banque
Debt Instrument [Line Items]
Fixed interest rates							0.70%
Principle loan amount | €																										€ 600,000
Aggregate amount of current debt												74,340		74,340					63,287
Interest expense												344	295
Loan repayable period							60 months
PGE Soutien Innovation loan - Bpifrance
Debt Instrument [Line Items]
Fixed interest rates						3.35%
Principle loan amount | €																									€ 600,000
Repayment installments | installment						20
Aggregate amount of current debt												88,100		88,100					75,000
Interest expense												3,296	2,827
PGE loan - BNP Paribas
Debt Instrument [Line Items]
Fixed interest rates				3.75%
Principle loan amount | €																								€ 300,000
Aggregate amount of current debt												141,339		141,339					120,333
Aggregate amount of non-current debt												89,911		89,911					76,542
Interest expense												3,927	3,368
Loan repayable period				60 months
Avance Innovation
Debt Instrument [Line Items]
Principle loan amount | €										€ 652,000
Repayment installments | installment										20
Aggregate amount of current debt												107,050		107,050					91,132
Interest expense												3,451	2,960
Effective interest rate (as a Percentage)										4.18%
Disbursement installments | installment										3
Aggregate amount of deferred grant income												110,966		110,966					94,466
Current portion of deferred grant income												3,916		3,916					3,334
Bpifrance Grant and Recoverable Advances.
Debt Instrument [Line Items]
Repayment installments | installment									4
Aggregate amount of current debt												71,952		71,952					61,253
Aggregate amount of non-current debt												196,430		196,430					€ 167,222
Interest expense												1,511	€ 1,296
Effective interest rate (as a Percentage)									0.94%
COVID-19 funds from Swiss government
Debt Instrument [Line Items]
Fixed interest rates																							1.50%				0.00%
Proceeds from debt | SFr								SFr 571,500
Amount of fees or costs																											$ 0
Outstanding balance on the loans debt																152,940						SFr 138,700					$ 0
Outstanding balance on the loan												116,381		116,381						SFr 92,161
Total accrued interest														919	SFr 728
Repayment of debt | SFr															46,600
Total repayments of debt to date														605,387	SFr 479,400
L1 Facility
Debt Instrument [Line Items]
Principle loan amount		$ 15,000,000
Outstanding borrowings												10,000		10,000		10,000
Interest and amortization of debt discount																78,458
Loan repayable period		24 months
Outstanding balance on the loan												10,000		10,000		9,097
Convertible term		12 months
Fixed conversion price (as percentage)		100.00%
Convertible threshold (as a percentage)		94.00%
Threshold trading days | D		10
Legal expenses			$ 11,319
Commissions			67,500
Aggregated fee			$ 137,500
Percentage of debt issuance costs		11.00%
Fair value of debt																1,328,458
Conversion of debt														0
Converted total																124,000,000
Total debit APIC conversions																$ 119,212
Outstanding borrowing amount												13,750,000		13,750,000
L1 Facility | Minimum
Debt Instrument [Line Items]
Convertible term		40 days
L1 Facility | Maximum
Debt Instrument [Line Items]
Convertible term		12 months
L1 Facility | Class B Shares
Debt Instrument [Line Items]
Conversion of debt, shares issued | shares																344,598
L1 Facility | Unsecured convertible notes
Debt Instrument [Line Items]
Principle loan amount		$ 100,000
L1 Facility initial tranche
Debt Instrument [Line Items]
Principle loan amount		1,250,000
Interest and amortization of debt discount														903		$ 17,746
Proceeds from convertible loan issuance																1,250,000
Outstanding borrowing amount																13,750,000
Anson Investments Master Fund LP
Debt Instrument [Line Items]
Principle loan amount		$ 15,000,000
Outstanding borrowings												0		0		0
Interest and amortization of debt discount																18,774
Loan repayable period		24 months
Outstanding balance on the loans debt																78,458
Outstanding balance on the loan												0		0		0
Convertible term		12 months
Fixed conversion price (as percentage)		100.00%
Convertible threshold (as a percentage)		94.00%
Threshold trading days | D		10
Legal expenses		$ 11,319
Commissions		67,500
Aggregated fee		$ 137,500
Percentage of debt issuance costs		11.00%
Fair value of debt																1,328,458
Unamortized debt discount																119,087
Credit facility available												$ 13,750,000		$ 13,750,000		$ 13,750,000
Anson Investments Master Fund LP | Minimum
Debt Instrument [Line Items]
Convertible term		40 days
Anson Investments Master Fund LP | Maximum
Debt Instrument [Line Items]
Convertible term		12 months
Anson Investments Master Fund LP | Class B Shares
Debt Instrument [Line Items]
Conversion of debt, shares issued | shares																346,820
Initial tranche of 2024 Anson facility
Debt Instrument [Line Items]
Principle loan amount		$ 1,250,000
Proceeds from convertible loan issuance																$ 1,250,000
Initial tranche of 2024 Anson facility | Unsecured convertible notes
Debt Instrument [Line Items]
Principle loan amount		$ 100,000